Wedbush LAFFER|TENGLER New Era Value ETF
Schedule of Investments
July 31, 2026 (Unaudited)
1
Shares Value
Common Stocks — 99.4%
Communication Services — 3.6%
Alphabet, Inc., Class A ............................................................................. 3,829 $ 1,363,622
Consumer Discretionary — 16.3%
Amazon.com, Inc.* ................................................................................ 3,210 871,772
DR Horton, Inc. .................................................................................... 4,994 714,442
Home Depot, Inc./The ............................................................................. 3,238 1,074,886
McDonald's Corp. ................................................................................. 3,330 901,231
Starbucks Corp. ................................................................................... 12,414 1,306,574
TJX Cos., Inc. (The) ............................................................................... 8,260 1,299,628
Total Consumer Discretionary 6,168,533
Consumer Staples — 3.8%
Walmart, Inc. ...................................................................................... 13,091 1,455,719
Energy — 5.9%
Chevron Corp. .................................................................................... 5,403 1,063,472
Williams Cos., Inc. (The) ........................................................................... 16,098 1,151,651
Total Energy 2,215,123
Financials — 16.0%
American Express Co. ............................................................................. 5,638 1,895,777
Brookfield Asset Management, Ltd. ................................................................. 17,239 834,368
Goldman Sachs Group, Inc./The ................................................................... 1,505 1,532,662
JPMorgan Chase & Co. ............................................................................ 5,096 1,792,722
Total Financials 6,055,529
Health Care — 7.5%
AbbVie, Inc. ....................................................................................... 6,220 1,560,847
Johnson & Johnson ............................................................................... 4,984 1,277,648
Total Health Care 2,838,495
Industrials — 14.1%
Carrier Global Corp. ............................................................................... 15,714 971,282
Deere & Co. ....................................................................................... 1,290 764,544
Emerson Electric Co. .............................................................................. 6,717 1,006,341
GE Vernova , Inc. .................................................................................. 880 871,455
RTX Corp. ........................................................................................ 7,911 1,702,606
Total Industrials 5,316,228
Information Technology — 25.2%
Apple, Inc. ........................................................................................ 3,593 1,109,914
Broadcom, Inc. .................................................................................... 4,356 1,695,704
Cisco Systems, Inc. ............................................................................... 12,694 1,472,377
Lam Research Corp. .............................................................................. 5,864 1,718,269
Microsoft Corp. .................................................................................... 3,585 1,666,021
NVIDIA Corp. ..................................................................................... 4,616 926,662
Oracle Corp. ...................................................................................... 7,064 917,402
Total Information Technology 9,506,349
Materials — 3.0%
Steel Dynamics, Inc. ............................................................................... 4,500 1,130,670

Wedbush LAFFER|TENGLER New Era Value ETF
Schedule of Investments
(Continued)
July 31, 2026 (Unaudited)
2
Shares Value
Common Stocks — 99.4% (continued)
Real Estate — 2.1%
Prologis, Inc. ...................................................................................... 5,402 $ 781,183
Utilities — 1.9%
NextEra Energy, Inc. ............................................................................... 8,468 736,039
Total Common Stocks
(Cost $29,464,477) 37,567,490
Short-Term Investments — 0.6%
Money Market Funds — 0.6%
BNY Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%
(a)
(Cost $222,962) ................................................................................... 222,962 222,962
Total Investments — 100.0%
(Cost $29,687,439) 37,790,452
Other Assets and Liabilities,
Net — 0.0%† (3,844)
Net Assets — 100% $ 37,786,608
_______________
* Non Income Producing.
† Less than 0.05%.
(a) Rate shown reflects the 1-day yield as of July 31, 2026.